Accounts receivable and other receivables (Tables)	12 Months Ended
Mar. 26, 2022
Receivables [Abstract]
Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts
Accounts receivable, net of allowance for credit losses, at March 26, 2022 and March 27, 2021 consist of the following:

	As of
	March 26, 2022	March 27, 2021
	(In thousands)
Customer trade receivables	$2,710	$3,055
Other receivables	5,327	4,253
	$8,037	$7,307

Schedule of Continuity of Allowance for Doubtful Accounts
Continuity of the allowance for doubtful accounts is as follows (in thousands):

Balance March 30, 2019	$434
Provision for credit losses	857
Net write offs	(326)

Balance March 28, 2020	965
Provision for credit losses	546
Net write offs	(262)

Balance March 27, 2021	$1,249
Provision for credit losses	303
Net write offs	(343)

Balance March 26, 2022	$1,209

Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables
The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 26, 2022:

	Current	1 -30 days past due	31 -60 days past due	61 -90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$8,332	$211	$6	$46	$1,003	$9,588
Other receivables	3,811	0	119	34	84	1,121

	$12,133	$211	$125	$80	$1,087	$10,709

The following table disaggregates the Company’s accounts receivables and other receivables and long-term receivables as at March 27, 2021:

	Current	1 -30 days past due	31 -60 days past due	61 -90 days past due	Greater than 90 days past due	Total
Customer in-house receivables	$7,677	$386	$74	$286	$764	$9,187
Other receivables	4,798	88	30	53	73	5,042

	$12,474	$474	$104	$339	$837	$14,229